Description of Business and Organization	3 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Description of Business and Organization

2.	DESCRIPTION OF BUSINESS AND ORGANIZATION

NPQ Holdings Limited (the “Company”) was incorporated on October 9, 2015 under the laws of the State of Nevada. The Company is in its development stage and will focus on early stage business activities such as proof of concept development, and promoting its new technology.